Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information

Segment information of the Group’s business is as follow:

	Years Ended December 31, 2012
	Wealth Management Business	Assets Management Business	Internet Finance Business	Total
	$	$	$
Revenues:
One-time commissions	39,486,943	—	—	39,486,943
Recurring service fees	25,062,455	259,527	—	25,321,982
Other service fees	971,923	—	—	971,923

Total third-party revenues	65,521,321	259,527	—	65,780,848
One-time commissions	9,392,131	—	—	9,392,131
Recurring service fees	12,612,020	3,978,573	—	16,590,593
Other service fees	—	—	—	—

Total related party revenues	22,004,151	3,978,573	—	25,982,724
Total revenues	87,525,472	4,238,100	—	91,763,572
Less: business taxes and related surcharges	(4,833,186)	(234,880)	—	(5,068,066)
Net revenues	82,692,286	4,003,220	—	86,695,506
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(17,551,483)	—	—	(17,551,483)
Performance Fee Compensation	—	—	—	—
Other Compensations	(22,810,897)	(2,012,549)	—	(24,823,446)
Total compensation and benefits	(40,362,380)	(2,012,549)	—	(42,374,929)
Selling expenses	(13,407,087)	(42,334)	—	(13,449,421)
General and administrative expenses	(8,385,882)	(515,448)	—	(8,901,330)
Other operating expenses	(414,959)	(4,863)	—	(419,822)
Government subsidies	4,295,029	—	—	4,295,029
Total operating cost and expenses	(58,275,279)	(2,575,194)	—	(60,850,473)
Income from operations	24,417,007	1,428,026	—	25,845,033

	Years Ended December 31, 2013
	Wealth Management Business	Assets Management Business	Internet Finance Business	Total
	$	$	$
Revenues:
One-time commissions	57,760,283	212,326	—	57,972,609
Recurring service fees	28,434,140	4,517,205	—	32,951,345
Other service fees	4,944,510	120,603	—	5,065,113

Total third-party revenues	91,138,933	4,850,134	—	95,989,067
One-time commissions	20,404,683	436,911	—	20,841,594
Recurring service fees	37,492,722	18,015,713	—	55,508,435
Other service fees	190,912	788,927	—	979,839

Total related party revenues	58,088,317	19,241,551	—	77,329,868
Total revenues	149,227,250	24,091,685	—	173,318,935
Less: business taxes and related surcharges	(8,237,942)	(1,309,160)	—	(9,547,102)
Net revenues	140,989,308	22,782,525	—	163,771,833
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(33,362,053)	(74,813)	—	(33,436,866)
Performance Fee Compensation	—	—	—	—
Other Compensations	(31,077,968)	(8,528,786)	—	(39,606,754)
Total compensation and benefits	(64,440,021)	(8,603,599)	—	(73,043,620)
Selling expenses	(15,117,644)	(1,542,400)	—	(16,660,044)
General and administrative expenses	(14,037,239)	(4,049,945)	—	(18,087,184)
Other operating expenses	(694,460)	(39,840)	—	(734,300)
Government subsidies	4,997,145	326,525	—	5,323,670
Total operating cost and expenses	(89,292,219)	(13,909,259)	—	(103,201,478)
Income from operations	51,697,089	8,873,266	—	60,570,355

	Years Ended December 31, 2014
	Wealth Management Business	Assets Management Business	Internet Finance Business	Total
	$	$	$
Revenues:
One-time commissions	68,698,354	—	—	68,698,354
Recurring service fees	39,462,923	12,429,215	—	51,892,138
Other service fees	3,491,867	2,655,721	2,716,889	8,864,477

Total third-party revenues	111,653,144	15,084,936	2,716,889	129,454,969
One-time commissions	29,322,581	—	—	29,322,581
Recurring service fees	55,589,582	35,291,220	4,867	90,885,669
Other service fees	407,565	12,038,725	139,052	12,585,342

Total related party revenues	85,319,728	47,329,945	143,919	132,793,592
Total revenues	196,972,872	62,414,881	2,860,808	262,248,561
Less: business taxes and related surcharges	(11,129,939)	(3,127,877)	(122,653)	(14,380,469)
Net revenues	185,842,933	59,287,004	2,738,155	247,868,092
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(51,843,587)	(38,246)	(365,110)	(52,246,943)
Performance Fee Compensation	—	(3,536,240)	—	(3,536,240)
Other Compensations	(34,851,929)	(20,282,224)	(8,692,736)	(63,826,889)
Total compensation and benefits	(86,695,516)	(23,856,710)	(9,057,846)	(119,610,072)
Selling expenses	(21,951,311)	(1,583,422)	(361,887)	(23,896,620)
General and administrative expenses	(12,117,434)	(9,755,093)	(2,739,353)	(24,611,880)
Other operating expenses	(3,836,816)	(272,047)	(752,837)	(4,861,700)
Government subsidies	10,943,240	3,844,512	4,390	14,792,142
Total operating cost and expenses	(113,657,837)	(31,622,760)	(12,907,533)	(158,188,130)
Income from operations	72,185,096	27,664,244	(10,169,378)	89,679,962